Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about income tax
Net income tax provision summary

	Year Ending December 31,
	2021	2020	2019
Current Tax Provision	$(1,387)	$(186)	$(93)
Deferred Tax Benefit
Benefit relating to origination and reversal of temporary differences	1,592	38	10
Adjustments in respect of temporary differences of previous years (and currency fluctuations)	27	—	—

Net Income Benefit/(Expense)	$232	$(148)	$(83)

Summary of reconciliation of effective and applicable income tax expenses
Rate reconciliation summary

	Year Ending December 31,
	2021	2020	2019
Loss before income tax expense	$(117,973)	$(113,778)	$(20,682)
Income tax calculated using weight average applicable statutory rates:	4,050	2,221	2,165
U.S. State and Local Income Taxes	(5)	4	—
U.S. - Foreign Derived Intangible Income Deduction	200	—	—
Argentina Tax Inflation Adjustment	381	198	288
Other Permanent Differences	4	20	1
Non-Recognition of Deferred Tax Assets	(3,648)	(1,198)	(898)
Effect of Rates Different than Statutory	(750)	(1,393)	(1,639)

Total	$232	$(148)	$(83)

Summary of deferred taxes

	Year Ending December 31,
	2021	2020
Deferred Tax Assets:
Stock Options	$1,112	$43
Bad Debts	407	—
Deferred Financing Costs	—	—
Other	14	5
Net Operating Loss	107	—

Total Net Deferred Tax Assets/(Liabilities)	$1,640	$48

Items for which no deferred tax asset/liability has been recognized:
Stock Options	941	89
Other Temporary Items	405	428
Net Operating Loss	6,138	3,869

Total	$7,484	$4,386

Summary of expiration of unused tax losses	The Group will continue to assess and record any necessary changes to align its deferred tax assets to their realizable value.

	Expiration	Amount Carried Forward (USD)	Amount Recognized as of December 31, 2021
Argentina Net Operating Loss	December 31, 2022 - December 31, 2026	$20,460	$—
China Net Operating Loss	December 31, 2026	401	100
Netherlands Net Operating Loss	December 31, 2027	16	4
Uruguay Net Operating Loss	December 31, 2026	$10	$3